Trade Receivables - Summary Of Risk Profile Of Trade Receivables From Contracts With Customers (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Estimated total gross carrying amount at default:
Outside parties		$ 88,912	$ 92,561
Expected credit loss		(104)	0
Current trade receivables	$ 66,048	88,808	92,561
Current [member]
Estimated total gross carrying amount at default:
Outside parties		55,716	78,735
Expected credit loss		0	0
Current trade receivables		55,716	78,735
1 – 30 days [member]
Estimated total gross carrying amount at default:
Outside parties		32,007	10,556
Expected credit loss		0	0
Current trade receivables		32,007	10,556
31 – 60 days [member]
Estimated total gross carrying amount at default:
Outside parties		811	3,259
Expected credit loss		0	0
Current trade receivables		811	3,259
61 – 90 days [member]
Estimated total gross carrying amount at default:
Outside parties		370	10
Expected credit loss		(96)	0
Current trade receivables		274	10
> 90 days [member]
Estimated total gross carrying amount at default:
Outside parties		8	1
Expected credit loss		(8)	0
Current trade receivables		$ 0	$ 1